Plant and Equipment, Net (Details Textual)		1 Months Ended															12 Months Ended
	Jun. 30, 2015 USD ($)	Oct. 31, 2017 USD ($)	Jul. 31, 2017 USD ($) Installments	Jul. 31, 2017 CNY (¥) Installments	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Sep. 30, 2014 USD ($)	Jul. 31, 2014 USD ($) Haulingtrucks	Jul. 31, 2014 CNY (¥) Haulingtrucks	Mar. 31, 2014 USD ($)	Jan. 31, 2014 USD ($) Haulingtrucks	Apr. 30, 2013 USD ($)	Nov. 30, 2012 USD ($) Haulingtrucks	Nov. 30, 2012 CNY (¥) Haulingtrucks	Oct. 31, 2012 USD ($) Haulingtrucks	Oct. 31, 2012 CNY (¥) Haulingtrucks	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Jul. 31, 2014 CNY (¥)	Mar. 31, 2014 CNY (¥)	Jan. 31, 2014 CNY (¥)	Nov. 30, 2012 CNY (¥)	Oct. 31, 2012 CNY (¥)
Plant and equipment, net (Textual)
Construction-in-progress, Value																	$ 19,819
Payments for construction-in-progress																	5,871		$ 16,244,390	$ 1,500,468
Interest expense																	658,821		1,028,761	1,297,102
Depreciation expense																	632,319		2,114,469	1,697,465
Lease agreement amount																	4,804,770		4,091,143
Other receivable, non-current																	15,411,615		15,727,696
Impairment provision																	3,033,635		3,095,853
Exploration fee					$ 200,000	¥ 1,560,000
Subsequent Event [Member]
Plant and equipment, net (Textual)
Installment received		$ 5,900,000	$ 5,900,000
Contractor [Member]
Plant and equipment, net (Textual)
Payments for construction-in-progress																	33,600	¥ 227,700
Payables for construction-in-progress																			34,200,000			¥ 231,700,000
Purchase of Mobile Recycling Stations [Member]
Plant and equipment, net (Textual)
Interest expense																	76,854		123,478
Depreciation expense																	238,213		762,560
Buildings and improvements [Member]
Plant and equipment, net (Textual)
Impairment provision																	49,692,949		48,755,558
Machinery and equipment [Member]
Plant and equipment, net (Textual)
Impairment provision																	49,692,949		48,755,558
Machinery and equipment [Member] | Lease Agreements Nine [Member]
Plant and equipment, net (Textual)
Lease agreement amount	$ 134,000																			134,000					¥ 908,240
One time payment of lease	34,893
Security deposit	5,358																			$ 5,358
Monthly lease payment	$ 4,886
Interest rate per annum	9.60%																			9.60%					9.60%
Lease agreements term with third party	18 months
Transportation equipment [Member]
Plant and equipment, net (Textual)
Impairment provision																	49,692,949		48,755,558
Construction-in-progress [Member]
Plant and equipment, net (Textual)
Construction-in-progress, Value																							$ 18,700,000	¥ 126,800,000
Impairment provision																	49,692,949		48,755,558				$ 18,700,000	¥ 126,800,000
Fixed Assets [Member]
Plant and equipment, net (Textual)
Amount transferred to fixed assets																	8,000,000	¥ 54,400,000
Construction-in-progress, Value																	40,400,000
Impairment Reserve [Member]
Plant and equipment, net (Textual)
Construction-in-progress, Value																	7,800,000				¥ 51,600,000
Cancellation Agreement [Member] | Contractor [Member] | Subsequent Event [Member]
Plant and equipment, net (Textual)
Payments for construction-in-progress			$ 15,300,000	¥ 104,500,000
Number of installments | Installments			5	5
Machinery and equipment under capital lease [Member] | Lease Agreements [Member]
Plant and equipment, net (Textual)
Lease agreement amount										$ 134,000									58,578			397,194						¥ 908,240
One time payment of lease										37,952
Security deposit										5,828
Monthly lease payment										$ 5,000
Interest rate per annum										8.80%																		8.80%
Lease agreements term with third party										2 years
Machinery and equipment under capital lease [Member] | Lease Agreements One [Member]
Plant and equipment, net (Textual)
Lease agreement amount										$ 51,000																		¥ 345,780
One time payment of lease										17,758
Security deposit										5,549
Monthly lease payment										$ 3,000
Interest rate per annum										8.50%																		8.50%
Lease agreements term with third party										18 months
Machinery and equipment under capital lease [Member] | Lease Agreements Two [Member]
Plant and equipment, net (Textual)
Lease agreement amount							$ 190,000										238,156				1,614,841					¥ 1,285,000
One time payment of lease							54,506
Security deposit							8,414
Monthly lease payment							$ 8,000
Interest rate per annum							8.70%																			8.70%
Lease agreements term with third party							2 years
Machinery and equipment under capital lease [Member] | Lease Agreements Three [Member]
Plant and equipment, net (Textual)
Lease agreement amount							$ 131,000										164,948				1,118,446					¥ 890,000
One time payment of lease							37,952
Security deposit							5,828
Monthly lease payment							$ 5,000
Interest rate per annum							8.70%																			8.70%
Lease agreements term with third party							2 years
Machinery and equipment under capital lease [Member] | Lease Agreements Four [Member]
Plant and equipment, net (Textual)
Lease agreement amount							$ 50,000										79,515				539,159					¥ 339,000
One time payment of lease							17,758
Security deposit							5,549
Monthly lease payment							$ 3,000
Interest rate per annum							8.30%																			8.30%
Lease agreements term with third party							18 months
Machinery and equipment under capital lease [Member] | Lease Agreements Five [Member]
Plant and equipment, net (Textual)
Lease agreement amount							$ 50,000										$ 79,280				¥ 537,566					¥ 338,000
One time payment of lease							17,706
Security deposit							5,533
Monthly lease payment							$ 3,000
Interest rate per annum							8.30%																			8.30%
Lease agreements term with third party							18 months
Machinery and equipment under capital lease [Member] | Lease Agreements Six [Member]
Plant and equipment, net (Textual)
Lease agreement amount	$ 49,000																			$ 49,000					¥ 330,000
One time payment of lease	15,893
Security deposit	4,967																			$ 4,967
Monthly lease payment	$ 2,359
Interest rate per annum	9.525%																			9.525%					9.525%
Lease agreements term with third party	18 months
Machinery and equipment under capital lease [Member] | Lease Agreements Seven [Member]
Plant and equipment, net (Textual)
Lease agreement amount	$ 50,000																			$ 50,000					¥ 336,600
One time payment of lease	16,182
Security deposit	5,056																			$ 5,056
Monthly lease payment	$ 2,401
Interest rate per annum	9.525%																			9.525%					9.525%
Lease agreements term with third party	18 months
Machinery and equipment under capital lease [Member] | Lease Agreements Eight [Member]
Plant and equipment, net (Textual)
Lease agreement amount	$ 134,000																			$ 134,000					¥ 908,240
One time payment of lease	34,893
Security deposit	5,358																			$ 5,358
Monthly lease payment	$ 4,886
Interest rate per annum	9.60%																			9.60%					9.60%
Lease agreements term with third party	18 months
Transportation equipment under capital lease [Member] | Lease Agreements One [Member]
Plant and equipment, net (Textual)
Lease agreement amount															$ 607,000																¥ 4,114,208
One time payment of lease												$ 163,701
Security deposit															46,899																¥ 318,000
Monthly lease payment															$ 24,000
Interest rate per annum															18.20%																18.20%
Insurance															$ 67,936	¥ 415,000
Transportation equipment under capital lease [Member] | Lease Agreements Two [Member]
Plant and equipment, net (Textual)
Lease agreement amount													$ 594,000						$ 119,906			¥ 813,035								¥ 4,027,225
One time payment of lease												$ 163,704
Security deposit													46,899																	¥ 318,000
Monthly lease payment													$ 32,000							$ 16,000
Interest rate per annum													16.80%																	16.80%
Number of hauling trucks | Haulingtrucks													30	30	10	10
Insurance													$ 56,968	¥ 348,000
Transportation equipment under capital lease [Member] | Lease Agreements Three [Member]
Plant and equipment, net (Textual)
Lease agreement amount								$ 639,235			$ 62,000																¥ 11,115,000		¥ 418,000
One time payment of lease								383,058	¥ 2,340,000
Monthly lease payment								$ 89,000
Interest rate per annum								15.60%																			15.60%
Number of hauling trucks | Haulingtrucks								30	30		100
Lease agreements with third party, description								Binding agreement with the same party to lease the first 30 trucks for two years for approximately $1,639,235 (RMB 11,115,000), or approximately $54,641 (RMB 370,500) per truck. The lease also requires a one-time payment of $345,102 (RMB 2,340,000) as security deposit paid in July 2014 and monthly lease payments of approximately $89,000 from August 2014 to July 2016, with interest rate at 15.6% per annum. The Company has an option to purchase the vehicles for $491 if there is no default of the lease payments at the end of the lease term (see Note 12).	Binding agreement with the same party to lease the first 30 trucks for two years for approximately $1,639,235 (RMB 11,115,000), or approximately $54,641 (RMB 370,500) per truck. The lease also requires a one-time payment of $345,102 (RMB 2,340,000) as security deposit paid in July 2014 and monthly lease payments of approximately $89,000 from August 2014 to July 2016, with interest rate at 15.6% per annum. The Company has an option to purchase the vehicles for $491 if there is no default of the lease payments at the end of the lease term (see Note 12).